STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 16, 2019	May 15, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value			Black-Scholes		Black-Scholes
Expected dividend yield
Expected volatility, minimum			60.00%		60.00%	39.00%
Expected volatility, maximum			80.50%		90.00%	87.00%
Risk-free interest rate, minimum			1.47%		1.89%	1.16%
Risk-free interest rate, maximum			2.71%		3.06%	2.37%
Unrecognized compensation expense related to non-vested market-based share awards	$ 484,626		$ 484,626		$ 324,497
Warrants exercised				100,000
Proceeds from warrants exercised				$ 61,500
Non Qualified Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	$ 117,075		$ 117,075		$ 183,350
Closing stock price of common stock	$ 0.687		$ 0.687		$ 0.71
Intrinsic value of options and warrants exercised					$ 4,891,501
Options exercised					200,000	469,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	0	100,000	0	100,000
Proceeds from Options exercised		$ 100,000		$ 100,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life			5 years		5 years	11 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life			10 years		10 years	9 months 29 days
Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised					100,000	335,000
Common stock price						$ 1.00
Proceeds from warrants exercised					$ 61,500	$ 335,000
Transaction Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised					100,000	134,000
Common stock price						$ 1.25
Proceeds from warrants exercised					$ 100,000	$ 167,500
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available to be purchased through options, issued and outstanding	10,000,000		10,000,000		4,520,000
Number of shares authorized under plan	4,450,000		4,450,000		10,000,000
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available to be purchased through options, issued and outstanding	3,178,750		3,178,750		2,235,000
Number of shares authorized under plan					3,000,000
Common stock remain available for grants	4,821,250		4,821,250		755,000
Exercisable period			10 years		10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan							8,000,000	3,000,000